10-K Shareholders' Equity (Summary of Warrant Activity) (Details) - Stock Purchase Warrants - $ / shares	12 Months Ended
Dec. 31, 2022
Warrant
Outstanding at beginning	578,405
Granted	380,478
Forfeited	(65,331)
Exercised	(38,922)
Outstanding at ending	854,630
Weighed Average Exercise Price
Outstanding beginning balance	$ 104.82
Granted	138.33
Forfeited	80.49
Exercised	78.24
Outstanding ending balance	$ 122.81